INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Amortization (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Amortization for Intangible Assets
2019	¥ 37
2020	35
2021	34
2022	32
2023	30
Thereafter	134
Amortization for Intangible Assets, Total	302
Amortization for Unfavorable Lease
2019	0
2020	0
2021	0
2022	0
2023	0
Thereafter	1
Unfavorable lease agreements, net	1	¥ 1
Net Amortization
2019	37
2020	35
2021	34
2022	32
2023	30
Thereafter	133
Net Amortization, Total	¥ 301